Earnings (loss) per share (Details 1) - Class A Preference Shares [Member] - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Amount at beginning of the year	344,394,984	344,158,226
Incentive long term plan payments with treasury shares	665,381	236,758
Amount at the end of the year (i)	345,060,365	344,394,984
Weighted average [member]
IfrsStatementLineItems [Line Items]
Amount at beginning of the year	344,394,984	344,158,226
Incentive long term plan payments with treasury shares	401,052	171,244
Amount at the end of the year (i)	344,796,036	344,329,470